PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The following table outlines the changes to property, plant and equipment during the year ended December 31, 2016:

	Land	Buildings	Manufacturing equipment	Computer equipment and software	Furniture, office equipment and other	Construction in progress	Total
	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2015	3,363	84,776	523,147	64,027	2,651	40,740	718,704
Additions – separately acquired	—	—	—	—	—	58,679	58,679
Additions through business acquisitions	2,583	1,908	5,083	21	46	9	9,650
Assets placed into service	250	6,570	47,603	815	122	(55,360)	—
Disposals	—	(534)	(20,124)	(23,439)	(352)	—	(44,449)
Foreign exchange and other	(66)	225	1,608	219	—	(75)	1,911
Balance as of December 31, 2016	6,130	92,945	557,317	41,643	2,467	43,993	744,495
Accumulated depreciation and impairments
Balance as of December 31, 2015	609	57,146	404,552	56,285	2,027	—	520,619
Depreciation	—	4,209	22,802	2,235	156	—	29,402
Impairments	—	—	4,024	133	32	86	4,275
Impairment reversals	—	—	(1,031)	—	—	—	(1,031)
Disposals	—	(529)	(19,927)	(23,408)	(345)	—	(44,209)
Foreign exchange and other	—	246	1,504	215	(4)	—	1,961
Balance as of December 31, 2016	609	61,072	411,924	35,460	1,866	86	511,017
Net carrying amount as of December 31, 2016	5,521	31,873	145,393	6,183	601	43,907	233,478

The following table outlines the changes to property, plant and equipment during the year ended December 31, 2017:

	Land	Buildings	Manufacturing equipment	Computer equipment and software	Furniture, office equipment and other	Construction in progress	Total
	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2016	6,130	92,945	557,317	41,643	2,467	43,993	744,495
Additions – separately acquired	—	—	—	—	—	82,510	82,510
Additions through business acquisitions	1,268	6,617	17,427	407	55	1,501	27,275
Assets placed into service	4,638	25,353	59,125	1,415	236	(90,767)	—
Disposals	(229)	(116)	(15,260)	(1,139)	(140)		(16,884)
Foreign exchange and other	303	2,274	8,791	176	87	598	12,229
Balance as of December 31, 2017	12,110	127,073	627,400	42,502	2,705	37,835	849,625
Accumulated depreciation and impairments
Balance as of December 31, 2016	609	61,072	411,924	35,460	1,866	86	511,017
Depreciation	—	4,341	25,717	2,172	179	—	32,409
Impairments	—	—	208	—	2	274	484
Impairment reversals	—	—	(3)	—	—	—	(3)
Disposals	—	(82)	(14,501)	(1,138)	(13)	—	(15,734)
Foreign exchange and other	—	963	6,823	158	74	(86)	7,932
Balance as of December 31, 2017	609	66,294	430,168	36,652	2,108	274	536,105
Net carrying amount as of December 31, 2017	11,501	60,779	197,232	5,850	597	37,561	313,520

Capital expenditures incurred in the year ended December 31, 2017 were primarily to support the construction of the Midland, North Carolina manufacturing facility, the construction of the greenfield manufacturing facilities related to Capstone and Powerband, the capacity expansion of stretch film production at the Danville, Virginia manufacturing facility and other growth initiatives and maintenance needs. As of December 31, 2017, the Company had commitments to suppliers to purchase machinery and equipment totalling $29.3 million primarily to support the construction of the greenfield manufacturing facilities related to Powerband and Capstone, shrink film capacity expansion at the Tremonton, Utah manufacturing facility, capacity expansion at the Midland, North Carolina manufacturing facility and other growth initiatives. It is expected that such amounts will be paid out in the next twelve months and will be funded by the Revolving Credit Facility and cash flows from operating activities.
Capital expenditures incurred in the year ended December 31, 2016 were primarily related to the construction of the Midland, North Carolina manufacturing facility, shrink film capacity expansion at the Portugal manufacturing facility, and other growth initiatives and maintenance needs. As of December 31, 2016, the Company had commitments to suppliers to purchase machinery and equipment totalling $32.4 million primarily to support these initiatives.

During the year ended December 31, 2017, the loss on disposals amounted to $0.3 million ($0.1 million loss on disposals in 2016 and $0.8 million gain on disposals in 2015).
Supplemental information regarding property, plant and equipment is as follows for the years ended:

	December 31, 2017	December 31, 2016
Interest capitalized to property, plant and equipment	$1,378	$817
Weighted average capitalization rates	3.02%	2.64%